ACR Equity International Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.3%
	BERMUDA — 6.2%
329,000	Liberty Global Ltd. - Class A*[1]	$3,803,240
334,994	Liberty Latin America Ltd. - Class C*[1]	2,247,810
		6,051,050
	CANADA — 7.7%
1,516	Fairfax Financial Holdings Ltd.	2,179,517
99,074	Premium Brands Holdings Corp.	5,322,112
		7,501,629
	DENMARK — 7.0%
303,578	ISS A/S	6,825,940
	FRANCE — 5.5%
502,241	Opmobility	5,402,165
	HONG KONG — 5.8%
5,300,844	Budweiser Brewing Co. APAC Ltd.[2]	5,684,310
	IRELAND — 6.6%
95,129	DCC PLC	6,450,775
	LUXEMBOURG — 2.9%
56,958	Eurofins Scientific S.E.	2,861,572
	NORWAY — 1.7%
103,891	Multiconsult A.S.A.[2]	1,678,741
	SWITZERLAND — 6.0%
221,045	Medmix A.G.[2]	2,769,329
67,000	Sunrise Communications A.G. - Class A*[1]	3,084,680
		5,854,009
	UNITED KINGDOM — 41.9%
70,300	Ashtead Group PLC	4,283,888
1,295,000	B&M European Value Retail S.A.	4,546,509
284,426	Barclays PLC[1]	4,505,308
3,540,660	Eurocell PLC	6,413,271
4,639,131	JD Sports Fashion PLC	4,583,111
2,945,386	Naked Wines PLC*	2,526,734
1,841,926	Victoria PLC*	2,497,605
721,735	Vistry Group PLC*	5,602,842
669,724	Vodafone Group PLC[1]	5,900,268
		40,859,536

ACR Equity International Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 3.0%
26,765	Arrow Electronics, Inc.*	$2,892,494
	TOTAL COMMON STOCKS
	(Cost $101,203,984)	92,062,221
	EXCHANGE-TRADED FUNDS — 4.7%
	UNITED STATES — 4.7%
45,258	Goldman Sachs Access Treasury 0-1 Year ETF	4,533,494
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $4,519,626)	4,533,494

Principal Amount
	SHORT-TERM INVESTMENTS — 1.6%
$1,585,304	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.8%[3]	1,585,304
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,585,304)	1,585,304
	TOTAL INVESTMENTS — 100.6%
	(Cost $107,308,914)	98,181,019
	Liabilities in Excess of Other Assets — (0.6)%	(553,587)
	TOTAL NET ASSETS — 100.0%	$97,627,432

ETF – Exchange-Traded Fund
PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $10,132,380 which represents 10.4% of total net assets of the Fund.
[3]The rate is the annualized seven-day yield at period end.